Pursuant to Rule 497(b)
                                                      Registration No. 333-95907




DATED:  JANUARY 26, 2001


EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151
--------------------------------------------------------------------------------

The Empire State Municipal Exempt Trust, Guaranteed Series 151, is one of a series of similar but separate unit investment trusts, the objective of which is to seek to obtain tax-exempt interest income through an investment in a fixed insured portfolio. The portfolio consists primarily of long-term municipal bonds with average maturities of over 10 years as of the initial Date of Deposit. The Sponsors are Glickenhaus & Co. and Lebenthal & Co., Inc. As of the Date of Deposit, all of the units and the bonds, while in the Trust, were rated AAA by Standard & Poor's and Moody's each assigned a rating of Aaa to all bonds in the Trust, as insured.


The initial public offering of units in the Trust has been completed. The units offered in this Prospectus are issued and outstanding units that have been acquired by the Sponsors either by purchase from the Trustee of units tendered for redemption or in the secondary market.


The minimum purchase is 1 unit.

This Prospectus contains two parts. Part A contains the Summary of Essential Information including summary material relating to the trust, the Portfolio and the Statement of Condition. Part B contains more detailed information about the Empire State Municipal Exempt Trust. Part A may not be distributed unless accompanied by Part B.

Read and retain this Prospectus for future reference.




The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151
INVESTMENT SUMMARY
--------------------------------------------------------------------------------

Use this Investment Summary to help you decide whether an investment in this Trust is right for you. More detailed information can be found later in this Prospectus

Investment Objective. The Empire State Municipal Exempt Trust, Guaranteed Series 151, is a unit investment trust, the objective of which is to seek to obtain tax-exempt interest income through an investment in a fixed insured portfolio. The portfolio consists primarily of long-term municipal bonds with average maturities of over 10 years as of the initial Date of Deposit.

Investment Strategy. The following factors, among others, were considered in selecting the bonds:

o whether the bonds selected were issued by the State of New York (including its political subdivisions or authorities) or Puerto Rico (or other United States territories and their political subdivisions or authorities) so that the interest on such bonds would be exempt from regular Federal, New York State and New York City income taxes imposed on the unit holders;

o whether the MBIA Insurance Corporation insurance for the payment of principal and interest on the bonds is available;

o the maturity dates of the bonds (including whether such bonds may be called or redeemed prior to their stated maturity);

o    the diversity of the purpose of issue of bonds; and

o    the cost of the bonds relative to what the Sponsors believe is their value.

Risk Factors. Investors can lose money by investing in the Trust. The value of the units and the bonds held in the portfolio can each decline in value. An investor should consider the following factors when deciding whether to purchase units of the Trust:

o No assurance can be given that the Trust's objectives will be achieved. These objectives are subject to the continuing ability of the respective issuers of the bonds to meet their obligations or of the insurer to meet its obligations under the insurance.

o Municipal bonds are long-term fixed rate debt obligations that decline in value with increases in interest rates, an issuer's worsening financial condition, a drop in bond ratings or when there is a decrease in the Federal or New York State income tax rate.

o Changes in the tax treatment of bonds may have an adverse impact on the value of the units.

o Insurance does not protect against the risk of market fluctuations on the underlying bonds in the Trust's portfolio and of the units of the Trust. The ratings of the bonds in the Trust may be adversely affected by changes in economic, political or other conditions. However, due to the MBIA insurance policy, all bonds are rated "Aaa" by Moody's so long as they remain in the Trust and "AAA" by Standard & Poor's as of the Date of Deposit.

o If a decrease in net asset value occurs and units of the Trust are tendered for redemption, the Trust may be forced to liquidate some of the bonds at a loss. If such redemptions are substantial enough, this could trigger a complete and unexpected liquidation of the Trust before maturity resulting in unanticipated losses for investors.

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151
INVESTMENT SUMMARY
--------------------------------------------------------------------------------

Taxes. Interest on all of the bonds in the Trust is generally exempt from regular Federal income tax and is generally exempt from New York State and New York City personal income taxes. Each of the bonds in the Trust received an opinion from bond counsel rendered on the date of issuance confirming that the interest on the Bonds is exempt from regular Federal income tax and from New York State and local personal income taxes.

Distributions. The Trust will distribute interest received by the Trust semi-annually unless the unit holder elects to receive them monthly. The Trust prorates the interest distributed on an annual basis.


Public Offering Price. The initial public offering of units in the Trust has been completed. The units offered in this Prospectus are issued and outstanding units that have been acquired by the Sponsors either by purchase from the Trustee of units tendered for redemption or in the secondary market. The Sponsors' price for the units was not less than the redemption price determined as described herein.

The Public Offering Price of the units is equal to:

o the aggregate bid price of the bonds in the Trust's portfolio divided by the units outstanding, plus

o a sales charge starting at 5.9%, which declines based upon the years to maturity of the bonds. (See the Fee Table for the maximum sales charge as of September 30, 2000.)


The Insurer. The Insurer, MBIA Insurance Corporation, is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against the Insurer.

Market for Units. The Sponsors currently intend to repurchase units from holders at prices based upon the aggregate bid price of the underlying bonds. The Sponsors are not obligated to maintain a market and may stop doing so without prior notice for any business reason. If the Sponsors stop repurchasing units, a unit holder may dispose of its units by redemption. The price received from the Trustee by the unit holder for units being redeemed is also based upon the aggregate bid price of the underlying bonds. Units can be sold at any time to the Sponsors or the Trustee without fee or penalty.

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151
FEE TABLE (As of September 30, 2000)
--------------------------------------------------------------------------------


This fee table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Offering and Expenses and Charges. Although the Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.


  Unit Holder Transaction Expenses

                                                       As a % of
                                                    Public Offering  Amounts per
                                                        Price           Unit
                                                    ---------------  -----------

Maximum  Sales Charge  Imposed on Purchase (as a
percentage of offering price)*..................        5.31%          $53.37
                                                        ====            =====

Estimated Annual Trust Operating Expenses
 (expenses deducted from Trust assets)
                                                       As a % of     Amounts per
                                                       Net Assets       Unit
                                                       ----------    -----------


Trustee's Fees.................................         .109%         $ 1.05
Maximum Portfolio Supervision, Bookkeeping and
 Administrative Fees...........................         .026%         $  .25
Other Operating Expenses.......................         .099%         $  .96
                                                        ----          -------
                                                        .234%         $ 2.26
                                                        ====          ======


                                         Cumulative Expenses and Charges
  Example                                Paid for Period:
                                         ---------------------------------------

                                           1 year   3 years   5 years   10 years
                                           ------   -------   -------   --------

An  investor  would pay the  following
expenses  and  charges  on  a  $10,000
investment,   assuming   the   Trust's
estimated  annual  operating   expense      $ 556    $ 604     $ 656      $ 809
ratio of .234% and a 5% annual  return
on  the   investment   throughout  the
periods...............................


The example also assumes and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations applicable to mutual funds. The example should not be considered a representation of past or future expenses or annual rate of return. The actual expenses and annual rate of return may be higher or lower than those assumed for purposes of the example.

--------------
*The sales charge is computed based on the maturity of the bonds in the Trust. See "Public Offering" in Part B of the Prospectus.

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151
SUMMARY OF ESSENTIAL INFORMATION (As of October 31, 2000)
--------------------------------------------------------------------------------


Sponsors:                                Glickenhaus & Co.
                                         Lebenthal & Co., Inc.

Agent For Sponsors:                      Glickenhaus & Co.

Trustee And Distribution Agent:          The Bank of New York

Evaluator:                               Interactive Data Corporation

Date of Deposit+:                        March 23, 2000

Mandatory Termination Date:              August 1, 2036

Sales Charge:                            Investors  will  pay a  variable  sales
                                         charge  ranging  from a maximum of 5.9%
                                         to a  minimum  of 1.0%  based  upon the
                                         maturity of each bond in the Trust.

Average Dollar Weighted Maturity
 of Bonds In The Trust:                  26.514 Years

Evaluation Time:                         2:00 p.m. New York Time

Annual Insurance Premium:                $1,250   based   upon   the   aggregate
                                         principal  amount  of the  bonds in the
                                         Trust

Minimum Principal Distributions:         $1.00 per unit

Minimum Value of the Trust under
 which the Trust Agreement may be
 Terminated:                             $1,000,000  or  20%  of  the  principal
                                         amount of the bonds deposited in Trust,
                                         whichever is lower.

Monthly Record Dates                     15th Day of Month

Monthly Payment Dates:                   1st Day of Month

Semi-Annual Record Dates:                15th Day of May and November

Semi-Annual Payment Dates:               1st Day of June and December

Evaluator's Fee:                         $.55 per bond for each valuation.

Trustee's Annual Fee:                    For each  $1,000  principal  amount  of
                                         bonds in the  Trust,  $1.05  under  the
                                         monthly and $0.65 under the semi-annual
                                         distribution plan.

Sponsors' Annual Fee:                    Maximum  of $.25 per  $1,000  principal
                                         amount of underlying Securities.

--------------
+The Date of Deposit is the date on which the Trust Agreement between the Sponsors and the Trustee was signed and the deposit with the Trustee was made.

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151
SUMMARY OF ESSENTIAL INFORMATION (As of October 31, 2000)
--------------------------------------------------------------------------------

Aggregate Principal Amount of Bonds in Trust:                $5,000,000.00
Number of Units:                                                     4,996 *
Fractional Undivided Interest in Trust Per Unit:                   1/4,996
Total Value of Securities in Portfolio
 (Based on Offering Side Valuations of Securities):          $   4,824,029
                                                              ============
Sponsors' Repurchase Price Per Unit:                         $      965.53 **
Plus  Sales  Charge  of 5.3% (on  sales  of fewer  than
250 Units):                                                  $       54.14
Public Offering Price Per Unit:                              $    1,019.67 ***
                                                              ============
Redemption Price Per Unit:                                   $      965.53 ****
Excess of Public Offering Price Over Redemption Price
 Per Unit:                                                   $      54.14

                                                          Monthly    Semi-Annual
                                                          -------    -----------

 Estimated Annual Interest Income Per                      $54.42      $54.42
   Unit (includes cash income accrued only):
    Less Annual Premium on Portfolio Insurance:              0.25        0.25
    Less Estimated Annual Expenses (excluding
    insurance costs):                                        2.02        1.52
                                                           ------      ------
 Estimated Net Annual Interest Income Per Unit:            $52.15      $52.65
                                                           ======      ======
 Estimated Interest Distribution Per Unit:                 $ 4.35      $26.33
 Estimated Current Return Based on Public Offering
  Price (includes cash income accrual only)
  (calculated after payment of insurance premiums):          5.11%       5.16%
 Estimated Long-Term Return (calculated after
  payment of insurance premiums):                            5.09%       5.14%
 Estimated Daily Rate of Net Interest Accrual Per Unit:    $  .14486 $    .14625



--------------
* The number of units is expressed in whole numbers with no adjustment for fractional units.
**   Based on the bid prices of such  Securities.
*** Accrued interest to, but not including, the date of settlement (normally three business days after order) will be added to the Public Offering Price. Accrued interest to November 3, 2000 was $2.61 under the monthly distribution plan and $24.58 under the semi-annual distribution plan.
**** Based solely upon the bid prices of the Securities. Upon tender for redemption, the price to be paid will include accrued interest as described in "Rights of Unit Holders-Redemption-Computation of Redemption Price per Unit" in Part B.

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151
PORTFOLIO SUMMARY (As of September 30, 2000)
--------------------------------------------------------------------------------

                                                        Number     Percentages +
                                                        ------     -------------
   Number of municipal bonds..........................    5              100.00%
   Bonds payable from appropriations..................    1               20.00%
    Bonds   payable   from  the  income  of   specific
    projects or authorities and  not  supported by the
    issuer's power to levy tax........................    4               80.00%
   The bonds  derived  their income from the following
   primary source:
       o  Health Care..............................       2              *50.00%
       o  Special Tax..............................       1               10.00%
       o  Higher Education.........................       1               20.00%
   On September 30, 2000,  without taking into account
   the MBIA insurance  policy,  the bonds in the Trust
   were rated as follows:
       o  Standard & Poor's
               AAA....................................    4               75.00%
               AA-....................................    1               25.00%
   Bonds  initially  deposited which were purchased on
    a "when issued" basis.............................    0                0.00%
   Bonds  initially  deposited which were purchased on
    a delayed settlement basis........................    0                0.00%
   Number  of  bonds  issued  with   "original   issue
    discount".........................................    5              100.00%
   Number of zero coupon bonds........................    0                0.00%


-------------------
+  Percentages based on the aggregate offering price of the  bonds in the Trust.
* The Trust is considered to be "concentrated" in a particular category when bonds of that type make up 25% or more of the portfolio.

INDEPENDENT AUDITOR'S REPORT




The Sponsors,  Trustee and Unit Holders of Empire State Municipal
    Exempt Trust, Guaranteed Series 151:


We have audited the accompanying statement of net assets of Empire State Municipal Exempt Trust, Guaranteed Series 151, including the tax-exempt bond portfolio, as of September 30, 2000, and the related statements of operations and changes in net assets for the period from March 23, 2000 (initial date of deposit) to September 30, 2000. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire State Municipal Exempt Trust, Guaranteed Series 151 as of September 30, 2000, and the results of its operations and changes in net assets for the period from March 23, 2000 (initial date of deposit) to September 30, 2000 in conformity with generally accepted accounting principles.




GOLDSTEIN GOLUB KESSLER LLP
New York, New York

October 31, 2000

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151
STATEMENT OF NET ASSETS SEPTEMBER 30, 2000
--------------------------------------------------------------------------------


ASSETS:

    CASH.........................................................  $    2,823

    INVESTMENTS IN SECURITIES, at market value (cost $4,703,125)
     (Note 1)....................................................   4,763,148

    ACCRUED INTEREST RECEIVABLE..................................      63,606
                                                                   ----------

          Total trust property...................................   4,829,577

    LESS - ACCRUED EXPENSES AND OTHER LIABILITIES................       5,958
                                                                   ----------

    NET ASSETS...................................................  $4,823,619
                                                                   ==========


NET ASSETS REPRESENTED BY:

                                       Monthly      Semi-annual
                                    distribution   distribution
                                        plan           plan           Total
                                    ------------    -----------    ----------

VALUE OF FRACTIONAL UNDIVIDED
    INTERESTS.....................    $2,416,974     $2,342,665    $4,759,639

UNDISTRIBUTED NET INVESTMENT
    INCOME........................        15,415         48,565        63,980
                                      ----------     ----------    ----------

          Total value.............    $2,432,389     $2,391,230    $4,823,619
                                      ==========     ==========    ==========

UNITS OUTSTANDING.................         2,537          2,459         4,996
                                      ==========     ==========    ==========

VALUE PER UNIT....................    $   958.77     $   972.44
                                      ==========     ==========




                        See Notes to Financial Statements

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151
STATEMENT OF OPERATIONS

PERIOD FROM MARCH 23, 2000 (INITIAL DATE OF DEPOSIT) TO SEPTEMBER 30,
2000
--------------------------------------------------------------------------------

INVESTMENT INCOME - INTEREST................................          $137,285
                                                                      --------

EXPENSES:
    Trustee fees............................................             2,859
    Evaluation fees.........................................               113
    Insurance premiums......................................               653
    Sponsors' advisory fees.................................               649
    Auditors' fees..........................................             1,800
                                                                      --------

                    Total expenses..........................             6,074
                                                                      --------

NET INVESTMENT INCOME.......................................           131,211

UNREALIZED MARKET APPRECIATION (Note 1).....................            60,023
                                                                      --------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................          $191,234
                                                                      ========






                        See Notes to Financial Statements

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151

STATEMENT OF CHANGES IN NET ASSETS

PERIOD FROM MARCH 23, 2000 (INITIAL DATE OF DEPOSIT) TO SEPTEMBER 30,
2000
--------------------------------------------------------------------------------


OPERATIONS:
  Net investment income...........................................   $  131,211
  Unrealized market appreciation (Note 1).........................       60,023
                                                                     ----------

           Net increase in net assets resulting from operations...      191,234
                                                                     ----------

DISTRIBUTIONS TO UNIT HOLDERS (Note 2):
  Net investment income...........................................      (67,231)
                                                                     ----------

CAPITAL SHARE TRANSACTIONS:
  Redemption of 4 units at September 30, 2000.....................       (3,509)
                                                                     ----------

NET INCREASE IN NET ASSETS........................................      120,494

NET ASSETS:
  Beginning of period.............................................    4,703,125
                                                                     ----------

  End of period...................................................   $4,823,619
                                                                     ==========

DISTRIBUTIONS PER UNIT (Note 2):
  Interest:
    Monthly plan..................................................   $    19.83
    Semi-annual plan..............................................   $     6.86




                        See Notes to Financial Statements

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The Trust is a unit investment trust formed under the Investment Company Act of 1940 for the purpose of obtaining tax-exempt interest income through investment in a fixed insured portfolio of long-term bonds issued primarily by or on behalf of the State of New York and counties, municipalities, authorities or political subdivisions thereof.

The Bank of New York (the "Trustee") has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.


NOTE 1 - ACCOUNTING POLICIES
----------------------------

         Securities
         ----------

              Securities are stated at bid side market value as determined by an independent outside evaluator. Securities transactions are recorded on the trade date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

         Taxes on income
         ---------------

              The Trust is not subject to taxes on income and, accordingly, no provision has been made.

         Termination of Trust
         --------------------

              The mandatory termination date of the Trust is August 1, 2036. If the value of the Trust falls below $1,000,000 or 20% of the value of the Trust as of the date of deposit, whichever is lower, the Trust is subject to termination as specified in the Trust Agreement.

         Value per unit
         --------------

         Included in value per unit is undistributed net investment income per unit. This represents income earned and accrued to each unit less amounts distributed to the Unit Holder. The last income distribution dates were September 1 and June 1, 2000 for Unit Holders electing monthly or semi-annual distributions, respectively, resulting in a higher value per unit for those electing semi-annual distributions than those electing monthly distributions.

EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151

NOTES TO FINANCIAL STATEMENTS (Concluded)
--------------------------------------------------------------------------------


NOTE 2 - DISTRIBUTIONS
----------------------

         Interest received by the Trust is distributed to Unit Holders either semi-annually on the first day of June and December or, if elected by the Unit Holder, on the first day of each month after deducting applicable expenses.


NOTE 3 - NET ASSETS
-------------------

     Cost of 5,000 units at Date of Deposit                        $4,967,930
     Less gross underwriting commission                               242,305
     Less organization costs                                           22,500
                                                                   ----------

                Net cost - initial offering price                   4,703,125

     Redemption of 4 units                                             (3,509)
     Unrealized market appreciation of securities                      60,023
     Undistributed net investment income                               63,980
                                                                   ----------

                Net assets                                         $4,823,619
                                                                   ==========


EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151

TAX-EXEMPT BOND PORTFOLIO SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Redemption Features              Market Value    Annual
Port-             Aggregate                                     Date of    S.F. - Sinking Fund   Cost of       as of       Interest
folio   Rating    Principal   Name of Issuer and      Coupon    Maturity   Opt. - Optional Call   Bonds     September 30,  Income to
 No.   (Note A)    Amount        Title of Bond         Rate     (Note B)         (Note B)        to Trust       2000         Trust
----   --------   ---------   ------------------      ------    --------   --------------------  --------   -------------  ---------

  1      AA-     $1,250,000   Dormitory Authority     6.000%    08/01/36   02/01/15 @ 100 S.F.   $1,249,375  $1,258,663     $ 75,000
                               of the State of New                         08/01/06 @ 102 Opt.
                               York, German Masonic
                               Home Corporation
                               d/b/a Dumont Masonic
                               Home, FHA-Insured
                               Mortgage Revenue
                               Bonds, Series 1996
                               (FHA-Insured)

  2      AAA        500,000   Metropolitan Trans-     5.875     04/01/25   04/01/22 @ 100 S.F.      503,750     508,285       29,375
                               portation Authority,                        04/01/10 @ 100 Opt.
                               Dedicated Tax Fund
                               Bonds, Series A
                               (FGIC Insured)

  3      AAA      1,000,000   Dormitory Authority     5.500     07/01/24   07/01/20 @ 100 S.F.      957,500     971,540       55,000
                               of the State of New                         07/01/06 @ 102 Opt.
                               York City University
                               System Consolidated
                               Revenue Bonds, Third
                               Generation Resolution
                               Revenue Bonds 1996
                               Series 1 (MBIA Insured)

  4      AAA      1,000,000   New York State Urban    5.000     01/01/25   01/01/19 @ 100 S.F.      885,000     904,860       50,000
                               Development Corpora-                        01/01/09 @ 101 Opt.
                               tion, Correctional
                               Facilities Service
                               Contract Revenue
                               Bonds, Series B
                               (MBIA Insured)
                                                                                                                         (continued)



EMPIRE STATE MUNICIPAL EXEMPT TRUST, GUARANTEED SERIES 151

TAX-EXEMPT BOND PORTFOLIO SEPTEMBER 30, 2000 (Concluded)
------------------------------------------------------------------------------------------------------------------------------------


                                                                           Redemption Features              Market Value    Annual
Port-             Aggregate                                     Date of    S.F. - Sinking Fund   Cost of       as of       Interest
folio   Rating    Principal   Name of Issuer and      Coupon    Maturity   Opt. - Optional Call   Bonds     September 30,  Income to
 No.   (Note A)    Amount        Title of Bond         Rate     (Note B)         (Note B)        to Trust       2000         Trust
----   --------   ---------   ------------------      ------    --------   --------------------  --------   -------------  ---------


  5      AAA      $1,250,000  Dormitory Authority of  5.000%    02/15/23   02/15/18 @ 100 S.F.   $1,107,500  $1,119,800    $  62,500
                               the State of New York,                      08/15/08 @ 101 Opt.
                               Mental Health Services
                               Facilities Improvement
                               Bonds, Series 1998D
                               (MBIA Insured)
                  ----------                                                                     ----------  ----------    ---------

                  $5,000,000                                                                     $4,703,125  $4,763,148    $271,875
                  ==========                                                                     ==========  ==========    ========



(A) A description of the rating symbols and their meanings appears under "Description of Bond Ratings" in Part B of this Prospectus. Ratings are by Standard & Poor's without taking into account the MBIA insurance policy. Certain bond ratings have changed since the Date of Deposit, at which time all such bonds were rated A or better by either Standard & Poor's or Moody's.

(B) Bonds may be redeemable prior to maturity from a sinking fund (mandatory partial redemption) (S.F.) or at the stated optional call (at the option of the issuer) (Opt.) or by refunding. Certain bonds in the portfolio may be redeemed earlier than dates shown in whole or in part under certain unusual or extraordinary circumstances as specified in the terms and provisions of such bonds.





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